SCHEDULE OF FAIR VALUE CONVERSION (Details)			9 Months Ended
		Apr. 05, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2023	Apr. 05, 2023 $ / shares	Apr. 05, 2023 $ / shares	Apr. 05, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI		$ 222,400	$ 42,700
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input						125.10			78.20
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input						5.32			4.34
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input						0.0			0.0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiMeasurementInputTerm]	[1]	1 year	6 months
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input				0.04	0.054		0.04	0.054
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input				0.02	0.027		0.04	0.05

[1]	The Company estimated that the probability that the Debenture would be converted following 12 months is minimal.